      As filed with the Securities and Exchange Commission on September 25, 1997

                                                       Registration No. 33-26305
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]


                        PRE-EFFECTIVE AMENDMENT NO. ___                     [ ]

                        POST-EFFECTIVE AMENDMENT NO. 31                     [X]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]


                                AMENDMENT NO. 33                            [X]


                 _____________________________________________

                           COMPASS CAPITAL FUNDS /SM/

                         (Formerly, The PNC/(R)/ Fund)

               (Exact Name of Registrant as Specified in Charter)

  Bellevue Corporate Center       Brian Kindelan, Esq.         copy to:
  400 Bellevue Parkway            PNC Bank Corp.               Gary S. Schpero, Esq.
  Suite 100                       1600 Market Street           Simpson Thacher & Bartlett
  Wilmington, Delaware 19809      28th Floor                   425 Lexington Avenue
  (Address of Principal           Philadelphia, PA 19103       New York, New York  10017
   Executive Offices)             (Name and Address of
  Registrant's Telephone Number   Agent for Service)
   (302) 792-2555

                 _____________________________________________

It is proposed that this filing will become effective (check appropriate box)
          [X] immediately upon filing pursuant to paragraph (b)
          [ ] on date pursuant to paragraph (b)
          [ ] 60 days after filing pursuant to paragraph (a)(i)
          [ ] on (date) pursuant to paragraph (a)(i)
          [ ] 75 days after filing pursuant to paragraph (a)(ii)
          [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          Registrant has previously registered an indefinite number of shares of beneficial interest under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's 24f-2 Notice for the fiscal year ended September 30, 1996 for all investment portfolios was filed on November 26, 1996.

                               EXPLANATORY NOTE


        This filing, which consists of Exhibits 27.51 to 27.127 to Post-Effective Amendment No. 31 ("Post-Effective Amendment No. 31") to the Registration Statement on Form N-1A of Compass Capital Funds (the "Company"), is being filed as a supplement to Post-Effective Amendment No. 31 filed by the Company on September 25, 1997, which contained Exhibits 27.1 to 27.50.